Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Operating Activities
Net loss for the year	$ (15,985,788)	$ (6,850,918)	$ (15,462,945)
Adjustments for non-cash items:
Depreciation on right-of-use assets (Note 12)	29,040	31,680	2,640
Issuance of warrants for claims settlement			979,294
Accretion expense (Note 14)	1,735	5,907	1,841
Interest income (Note 10)	(28,932)
Issuance of warrants for services (Notes 15, 21)	129,440	171,631	409,495
Loss on termination of property options (Note 8)	1,450,319	4,652,894
Loss (gain) on change in fair value of derivative liabilities (Note 15)	(322,552)	(2,382,179)	246,460
Unrealized gain on change of fair value of investments (Note 7, 11)	(847,813)
Realized loss on sale of short-term investments (Note 7)	41,063
Share of loss on investment in joint venture (Note 9)	17,315
Issuance of shares per marketing service agreements		92,443
Loss on debt settled through the issuance of shares (Note 18)	3,670,079	74,684
Issuance of shares per agreements (Note 18)			157,502
Premium on flow-through shares (Note 17)	(2,016,543)	(1,159,632)
Reversal on flow-through premium liability (Note 17)	(460,974)
Stock-based compensation (Notes 16, 18, 19, 20, 23)	361,977	953,845	2,630,249
Foreign exchange loss (gain)	(60)	12,237	(812)
Total adjustments to reconcile profit (loss)	(13,961,694)	(4,397,408)	(11,036,276)
Sales tax receivable	(40,701)	140,503	112,967
Prepaids and deposits	(297,399)	177,238	66,645
Due from related party		10,287
Accounts payable and accrued liabilities	4,922,391	272,526	581,531
Due to related parties	(13,219)	54,528	(23,658)
Cash Flows used in Operating Activities	(9,390,622)	(3,742,326)	(10,298,791)
Financing Activities
Proceeds from equity financing (Note 18)	63,274,574	7,707,292
Share issuance costs (Note 18)	(16,010,648)	(215,377)
Shares repurchased	(191,898)
Cash in lieu on shares consolidation	(3,740)
Repayment of loan			(201,532)
Proceeds from exercise of warrants (Note 21)			31,578
Payment on redemption of restricted share units (Notes 16, 19, 23)	(863,280)	(546,476)
Payments made on lease deposit			(18,367)
Lease payments (Note 14)	(32,842)	(35,828)	(2,986)
Cash Flows provided by (used in) Financing Activities	46,172,166	6,909,611	(191,307)
Investing Activities
Payments for exploration and evaluation assets	(6,334,596)	(4,481,208)	(9,461,430)
Investments in Joint Venture (Note 9)	(6,291,062)
Investment in short-term loan receivable (Note 6)	(2,046,450)
Purchases of short-term investments (Note 7)	(714,132)
Investment in long-term loan receivable (Note 10)	(1,100,000)
Purchases of long-term investments (Note 11)	(5,132,534)
Proceeds from sale of short-term investments (Note 7)	139,422
Cash Flows used in Investing Activities	(21,479,352)	(4,481,208)	(9,461,430)
(Decrease) Increase in Cash	15,302,192	(1,313,923)	(19,951,528)
Cash, beginning of year	2,526,957	3,840,880	23,792,408
Cash, end of year	17,829,149	2,526,957	3,840,880
Supplemental Information
Exploration and evaluation assets in accounts payable	160,360	132,859	388,107
Share issuance costs in accounts payable	662,083
Fair value of agent’s warrants issued as share issuance costs		$ 139,639